Active Passive Moderate Portfolio Investment Objectives and Goals - Active Passive Moderate Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Active/Passive Moderate Portfolio (formerly Asset Allocation Portfolio) – Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The investment objective of the Portfolio is to realize as high a level of total return as is consistent with moderate investment risk through capital appreciation and secondarily through income.